Income Taxes (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Income Taxes [Abstract]
Net operating loss carryforwards	$ 34,000	$ 31,800
Accrued interest payable related to uncertain tax positions	125	$ 123
Undistributed earnings of domestic subsidiaries	35,100
Additional taxes if interest in all businesses is sold rather than to effect a tax-free liquidation	$ 12,900